Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
October 31, 2021
SFB-NPRT3-1221
1.809079.118
Municipal Bonds - 97.5%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,210,687
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	285,000	331,568
4% 12/1/35	930,000	1,070,105
4% 12/1/37	1,250,000	1,431,658
4% 12/1/38	240,000	274,318
4% 12/1/39	1,700,000	1,938,851
4% 12/1/41	4,070,000	4,622,344
4% 12/1/44	2,400,000	2,698,755
4% 12/1/49	560,000	625,861
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	24,380,000	27,344,020
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	60,000	68,915
5% 3/1/27	115,000	131,761
5% 3/1/28	125,000	142,406
5% 3/1/29	105,000	119,073
5% 3/1/30	125,000	141,124
5% 3/1/36	2,450,000	2,736,753
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,335,000	1,576,341
4% 6/1/30	1,010,000	1,202,034
4% 6/1/31	875,000	1,050,607
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	21,345,000	25,543,472
TOTAL ALABAMA		75,260,653
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,018,125
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,960,747
5% 10/1/33	2,200,000	2,560,026
TOTAL ALASKA		9,538,898
Arizona - 2.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,307,877
5% 6/1/27	500,000	607,985
5% 6/1/29	1,725,000	2,138,443
5% 6/1/30	1,470,000	1,811,150
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.898%, tender 1/1/37 (b)(c)	1,000,000	990,540
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38 (d)	1,500,000	1,775,231
4% 2/1/39 (d)	1,500,000	1,772,003
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	410,000	483,701
4% 9/1/38	445,000	523,437
4% 9/1/39	400,000	467,266
4% 9/1/40	435,000	506,367
4% 9/1/46	1,000,000	1,142,533
5% 9/1/31	195,000	251,578
5% 9/1/32	300,000	385,933
5% 9/1/33	415,000	532,379
5% 9/1/34	350,000	446,758
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,154,388
5% 5/1/43	1,000,000	1,047,218
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,220,000	1,620,206
5% 7/1/34	1,250,000	1,647,502
5% 7/1/35	1,000,000	1,315,352
Glendale Gen. Oblig. Series 2017, 5% 7/1/24	3,475,000	3,896,312
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	165,044
5% 7/1/48	200,000	211,258
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,453,572
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	1,735,000	1,700,314
6% 1/1/48 (e)	3,485,000	3,377,462
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,402,598
5% 7/1/30	1,500,000	1,824,419
5% 7/1/31	800,000	972,163
5% 7/1/32	3,250,000	3,951,077
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,636,288
Series 2017 B:
5% 7/1/30	4,000,000	4,872,495
5% 7/1/34	2,000,000	2,427,178
5% 7/1/35	2,000,000	2,426,548
Series 2019 A, 5% 7/1/44	5,615,000	6,899,076
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,100,000	1,368,200
5% 7/1/32	355,000	439,271
5% 7/1/36	595,000	730,049
5% 7/1/37	520,000	636,531
5% 7/1/38	830,000	1,014,068
5% 7/1/45	7,200,000	8,655,792
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,416,301
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	8,430,000	10,698,891
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,125,000	1,320,013
5% 7/1/54	3,530,000	4,128,494
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,030,885
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,500,000	2,733,288
TOTAL ARIZONA		102,315,434
California - 4.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series C, 2.1%, tender 4/1/22 (b)	3,585,000	3,590,184
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,135
5.5% 4/1/30	5,000	5,020
Series 2017, 5% 11/1/29	6,225,000	7,768,995
Series 2020:
4% 11/1/37	8,715,000	10,396,854
4% 11/1/38	8,000,000	9,522,438
4% 11/1/39	3,500,000	4,156,054
4% 11/1/40	2,500,000	2,962,553
Series 2021:
5% 9/1/31	17,210,000	23,045,300
5% 9/1/32	6,055,000	8,102,243
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,824,697	2,102,888
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,612,792
5% 5/15/38	3,000,000	3,636,172
5% 5/15/43	4,000,000	4,798,462
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	340,000	304,214
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	280,000	246,602
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,640,626
(Various Cap. Projs.) Series 2022 C:
5% 8/1/29 (d)	1,250,000	1,517,833
5% 8/1/32 (d)	2,320,000	2,885,938
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,159,440
5% 5/15/26	1,000,000	1,196,108
5% 5/15/27	1,000,000	1,191,162
5% 5/15/28	1,000,000	1,188,206
5% 5/15/32	1,250,000	1,458,488
5% 5/15/33	1,500,000	1,747,299
5% 5/15/40	1,000,000	1,152,923
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,364,824
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,651,079
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	2,500,000	2,689,099
Series 2017 A1:
5% 6/1/22	1,555,000	1,595,048
5% 6/1/23	1,780,000	1,902,661
5% 6/1/24	1,000,000	1,110,305
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 B, 5% 7/1/51	14,995,000	19,028,958
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29 (d)	1,905,000	2,248,965
4% 8/1/32 (d)	1,165,000	1,392,300
4% 8/1/33 (d)	1,510,000	1,796,280
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	1,067,945
Series B:
0% 8/1/33	4,350,000	3,484,854
0% 8/1/37	8,000,000	5,677,244
0% 8/1/38	4,225,000	2,900,292
0% 8/1/39	7,220,000	4,794,383
0% 8/1/41	4,900,000	3,035,068
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	1,050,000	1,189,229
5% 9/1/30	1,370,000	1,552,094
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,332,315
5% 8/1/31	1,630,000	1,883,378
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,504,865
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,071,490
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,323,880
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	1,034,815
0% 7/1/37	5,105,000	3,668,958
Series 2008 E, 0% 7/1/47 (f)	2,600,000	2,495,932
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,577,797
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,074,812
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,074,812
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,889,227
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,640,911
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,213,780
5% 6/1/28	1,510,000	1,873,794
5% 6/1/29	1,000,000	1,265,595
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,961,415
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,250,441
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	994,913
TOTAL CALIFORNIA		199,037,687
Colorado - 0.5%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,707,114
5% 10/1/43	5,810,000	6,773,801
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	291,839
5% 9/1/24	225,000	252,443
5% 9/1/25	260,000	301,158
5% 9/1/28	2,200,000	2,660,935
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,217,039
Series 2019 A, 4% 11/1/39	2,980,000	3,495,281
Series 2019 A2, 4% 8/1/49	2,900,000	3,219,545
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,080,000	1,196,440
TOTAL COLORADO		24,115,595
Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,779,173
Series 2016 E:
5% 10/15/26	2,030,000	2,454,065
5% 10/15/29	2,930,000	3,515,958
Series 2018 F:
5% 9/15/27	1,000,000	1,236,685
5% 9/15/28	4,500,000	5,686,608
Series 2020 A:
4% 1/15/33	8,435,000	10,069,392
4% 1/15/34	7,005,000	8,327,127
5% 1/15/40	2,765,000	3,468,798
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,245,701
5% 7/1/35	1,200,000	1,421,860
5% 7/1/36	400,000	473,019
5% 7/1/37	1,555,000	1,835,550
5% 7/1/42	3,780,000	4,427,093
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	4,450,000	5,052,299
5%, tender 1/1/27 (b)	4,710,000	5,658,923
Series 2016 K, 4% 7/1/46	4,465,000	4,866,118
Series 2017 B, 5% 7/1/29	8,655,000	11,172,605
Series 2019 A:
5% 7/1/34 (e)	1,325,000	1,406,287
5% 7/1/49 (e)	2,040,000	2,110,648
Series 2020 A, 4% 7/1/39	3,000,000	3,457,062
Series 2020 C, 4% 7/1/45	4,220,000	4,792,621
Series 2020 K:
5% 7/1/37	1,000,000	1,255,630
5% 7/1/38	1,500,000	1,879,462
5% 7/1/39	1,550,000	1,937,715
5% 7/1/44 (e)	1,295,000	1,534,090
Series 2022 M, 4% 7/1/37 (d)	3,500,000	4,009,038
Series G, 5% 7/1/50 (e)	1,100,000	1,294,767
Series K1:
5% 7/1/31	1,500,000	1,785,248
5% 7/1/35	1,280,000	1,508,388
Series N:
4% 7/1/39	1,235,000	1,365,233
4% 7/1/49	1,475,000	1,602,583
5% 7/1/32	550,000	662,568
5% 7/1/33	500,000	600,788
5% 7/1/34	250,000	299,510
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,395,000	1,548,600
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,775,236
5% 5/1/35	2,325,000	2,800,271
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	2,430,000	2,807,079
5% 4/1/39 (e)	3,125,000	3,549,181
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	663,073
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,197,770
5% 11/1/26	1,735,000	2,097,239
TOTAL CONNECTICUT		122,631,061
Delaware - 0.3%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,762,820

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,789,453
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,676,584
5% 7/15/30	6,495,000	7,587,746
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,549,168
5% 10/1/34	2,000,000	2,477,395
5% 10/1/36	2,000,000	2,464,856
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/23	2,250,000	2,450,818
5% 10/1/25	2,310,000	2,702,659
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/22	3,210,000	3,349,484
5% 10/1/22	2,040,000	2,126,913
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,497,759
TOTAL DISTRICT OF COLUMBIA		37,672,835
Florida - 6.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,901,291
Series 2015 C, 5% 7/1/27	1,455,000	1,680,990
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,902,510
Series 2012 A, 5% 7/1/24	4,345,000	4,482,753
Series 2015 A:
5% 7/1/24	940,000	1,053,166
5% 7/1/26	3,635,000	4,218,224
Series 2016, 5% 7/1/32	1,020,000	1,200,249
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	2,007,922
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (FSA Insured)	4,250,000	5,168,490
4% 7/1/35 (FSA Insured)	4,120,000	5,000,056
4% 7/1/37 (FSA Insured)	4,575,000	5,495,511
4% 7/1/38 (FSA Insured)	2,860,000	3,416,027
4% 7/1/39 (FSA Insured)	2,305,000	2,750,601
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,320,950
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,642,311
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,800,000	5,460,979
Series 2019, 5% 10/1/27	650,000	781,132
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,400,000	4,812,100
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,928,849
Series 2015 C, 5% 10/1/35	2,000,000	2,236,828
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	502,649
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,175,548
5% 10/1/31	1,075,000	1,280,302
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,173,641
Series 2015 B, 5% 10/1/29	1,250,000	1,448,153
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,448,426
5% 10/1/35	5,000,000	6,088,114
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	585,000	646,573
5% 6/1/24	835,000	929,839
5% 6/1/28	655,000	749,531
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	3,062,013
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,208,019
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,887,343
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,389,621
5% 8/15/34	2,750,000	3,295,878
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,349,045
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	1,500,000	1,678,182
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,684,021
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/37	8,500,000	9,554,412
Series 2014 B, 5% 10/1/34	2,225,000	2,505,828
Series 2016 A, 5% 10/1/41	8,500,000	10,045,456
Series 2020 A:
4% 10/1/35	1,600,000	1,878,699
4% 10/1/41	1,200,000	1,384,405
5% 10/1/31	2,140,000	2,759,302
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	1,000,000	1,043,925
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,310,244
Series 2014 A:
5% 7/1/25	1,430,000	1,600,536
5% 7/1/27	1,000,000	1,115,581
5% 7/1/28	2,225,000	2,481,539
5% 7/1/29	1,010,000	1,125,882
5% 7/1/44	18,800,000	20,741,123
Series 2014 B, 5% 7/1/30	2,500,000	2,786,132
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/27	9,895,000	12,158,919
5% 7/1/28	10,385,000	13,069,936
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/25	6,655,000	7,542,553
Series 2015 A, 5% 5/1/29	12,370,000	14,166,721
Series 2015 B, 5% 5/1/27	2,980,000	3,418,405
Series 2016 A, 5% 5/1/32	10,000,000	11,706,824
Series 2016 B, 5% 8/1/26	4,505,000	5,369,931
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	788,523
Orange County Health Facilities Auth. Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,500,000	2,549,453
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	5,000,000	5,832,547
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	1,150,000	1,186,585
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	1,980,000	2,295,750
5% 8/1/29	6,765,000	7,827,470
Series 2018 A, 5% 8/1/24	760,000	855,054
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	222,387
5% 7/1/39	400,000	451,765
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,700,088
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	590,929
5% 10/1/28	4,000,000	4,715,992
5% 10/1/30	2,000,000	2,346,608
5% 10/1/32	3,310,000	3,880,505
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,809,566
5% 8/15/32	3,920,000	4,772,365
5% 8/15/35	705,000	856,636
5% 8/15/37	5,000,000	6,062,051
5% 8/15/42	3,400,000	4,116,621
5% 8/15/47	5,200,000	6,279,361
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/21	35,000	35,131
5% 12/1/29	1,425,000	1,636,970
5% 12/1/36	1,100,000	1,249,765
Series 2015 A, 5% 12/1/40	1,000,000	1,115,377
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	934,020
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	922,336
5% 10/15/49	1,420,000	1,713,154
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,355,825
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,583,889
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	838,817
TOTAL FLORIDA		312,749,730
Georgia - 3.7%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,918,323
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (b)	2,725,000	2,727,248
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,600,000	10,113,269
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,999,569
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	7,928,290
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,003,776
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,723,093
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,545,711
Series 2019:
4% 6/15/49	1,180,000	1,346,844
5% 6/15/52	4,315,000	5,279,547
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	10,508,646
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	6,789,451
5% 1/1/30	415,000	513,386
5% 1/1/32	935,000	1,147,430
5% 1/1/34	1,920,000	2,354,343
5% 1/1/35	925,000	1,131,741
5% 1/1/36	1,140,000	1,390,640
5% 1/1/37	1,115,000	1,357,134
5% 1/1/38	1,150,000	1,397,219
5% 1/1/44	2,990,000	3,602,955
Series C, 5% 1/1/22	2,900,000	2,922,333
Series GG, 5% 1/1/23	1,600,000	1,686,458
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/24	1,575,000	1,641,135
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	5,641,871
4% 7/1/39	2,500,000	2,855,444
4% 7/1/43	2,615,000	2,962,388
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	24,120,000	25,766,836
Series 2019 B, 4%, tender 12/2/24 (b)	6,040,000	6,639,056
Series 2021 C, 4%, tender 12/1/28 (b)	21,585,000	25,273,054
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (b)	2,750,000	2,752,268
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38 (d)	530,000	617,921
4% 4/1/40 (d)	1,400,000	1,624,758
5% 4/1/36 (d)	1,125,000	1,434,317
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28 (Pre-Refunded to 4/1/24 @ 100)	2,560,000	2,845,587
5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	9,105,000	10,120,731
Series 2020 B:
5% 9/1/25	3,555,000	4,160,349
5% 9/1/31	1,125,000	1,470,938
5% 9/1/33	2,500,000	3,252,615
TOTAL GEORGIA		170,446,674
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	4,200,000	5,073,918
Series 2020 C:
4% 7/1/37	1,100,000	1,309,838
4% 7/1/38	1,250,000	1,485,215
TOTAL HAWAII		7,868,971
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	569,783
5.5% 12/1/26	1,200,000	1,405,872
5.5% 12/1/27	3,250,000	3,800,007
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/22	1,850,000	1,911,795
5% 7/15/23	880,000	949,670
5% 7/15/24	705,000	790,622
5% 7/15/25	705,000	817,148
5% 7/15/26	500,000	596,538
5% 7/15/27	1,765,000	2,159,799
Series 2019 A, 4% 1/1/50	525,000	574,525
TOTAL IDAHO		13,575,759
Illinois - 15.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,504,430
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,164,340
Series 2011 A:
5% 12/1/41	1,865,000	1,870,696
5.25% 12/1/41	1,510,000	1,514,914
5.5% 12/1/39	2,700,000	2,709,439
Series 2012 A, 5% 12/1/42	2,815,000	2,920,795
Series 2015 C, 5.25% 12/1/39	800,000	881,348
Series 2016 B, 6.5% 12/1/46	400,000	486,191
Series 2017 A, 7% 12/1/46 (e)	1,400,000	1,792,769
Series 2017 C:
5% 12/1/22	1,370,000	1,436,253
5% 12/1/23	2,730,000	2,975,186
5% 12/1/24	1,840,000	2,070,459
5% 12/1/25	2,830,000	3,269,271
5% 12/1/26	500,000	591,232
Series 2017 D:
5% 12/1/24	1,805,000	2,031,075
5% 12/1/31	1,955,000	2,326,337
Series 2017 H, 5% 12/1/36	440,000	518,355
Series 2018 A:
5% 12/1/24	1,590,000	1,789,146
5% 12/1/29	4,445,000	5,429,034
5% 12/1/31	850,000	1,029,575
Series 2018 C, 5% 12/1/46	8,695,000	10,291,851
Series 2019 A:
5% 12/1/25	2,500,000	2,888,049
5% 12/1/26	2,100,000	2,483,173
5% 12/1/29	3,095,000	3,836,457
5% 12/1/30	4,045,000	4,990,500
5% 12/1/32	1,700,000	2,083,039
Series 2021 A:
5% 12/1/37	360,000	440,940
5% 12/1/38	1,075,000	1,313,736
5% 12/1/39	4,500,000	5,486,197
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,660,000	1,925,588
5% 1/1/27	7,650,000	9,076,250
5% 1/1/29	3,860,000	4,743,366
5% 1/1/30	7,450,000	9,300,739
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	904,747
5% 1/1/36	4,500,000	5,225,453
5% 1/1/37	5,300,000	6,150,691
5% 1/1/41	6,000,000	6,957,587
5% 1/1/46	8,470,000	9,824,282
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,452,766
Series 2016 B, 5% 1/1/34	2,835,000	3,301,386
Series 2016 C:
5% 1/1/32	4,750,000	5,551,112
5% 1/1/33	1,305,000	1,521,346
5% 1/1/34	1,510,000	1,758,410
Series 2016 D, 5% 1/1/52	7,075,000	8,358,065
Series 2017 B:
5% 1/1/34	1,515,000	1,809,122
5% 1/1/35	2,540,000	3,028,065
5% 1/1/36	1,650,000	1,962,644
5% 1/1/37	6,400,000	7,600,013
5% 1/1/38	2,250,000	2,669,507
5% 1/1/39	5,000,000	5,926,406
Series 2018 B, 5% 1/1/53	1,125,000	1,353,194
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,612,175
Series 2017, 5% 12/1/46	1,900,000	2,235,942
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,006,200
5% 6/1/23	880,000	943,073
5% 6/1/24	1,495,000	1,666,437
5% 6/1/25	745,000	859,362
5% 6/1/26	1,595,000	1,895,629
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,533
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,266,055
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/28	1,625,000	1,630,754
Series 2012 C:
5% 11/15/23	4,375,000	4,588,553
5% 11/15/24	3,500,000	3,667,148
5% 11/15/25 (FSA Insured)	5,800,000	6,075,073
Series 2016 A, 5% 11/15/29	6,110,000	7,236,317
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	675,000	806,929
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,558,228
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	251,258
5% 10/1/32	290,000	362,918
5% 10/1/33	500,000	623,741
5% 10/1/35	300,000	372,778
5% 10/1/36	300,000	371,908
5% 10/1/37	350,000	432,556
5% 10/1/38	375,000	462,545
5% 10/1/39	645,000	793,378
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,777,888
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,673,633
5% 10/1/33	1,500,000	1,769,539
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	924,641
5% 7/15/27	1,300,000	1,599,715
5% 7/15/30	1,490,000	1,829,479
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	12,547,822
5% 5/15/43	10,000,000	12,074,268
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,686,446
5% 2/15/29	3,455,000	4,163,613
5% 2/15/36	2,390,000	2,849,183
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	560,527
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,368,235
Bonds Series 2017 B, 5%, tender 12/15/22 (b)	3,045,000	3,205,149
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	700,000	717,990
Series 2012, 5% 9/1/22 (Escrowed to Maturity)	800,000	831,828
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	1,055,000	1,075,887
5% 11/15/24	1,115,000	1,167,806
5% 11/15/27	400,000	418,516
Series 2015 A:
5% 11/15/31	3,500,000	4,052,718
5% 11/15/45	9,750,000	11,222,853
Series 2015 B, 5% 11/15/23	1,845,000	2,015,398
Series 2015 C:
5% 8/15/35	3,340,000	3,829,910
5% 8/15/44	15,400,000	17,603,312
Series 2016 A:
5% 7/1/33	1,850,000	2,160,394
5% 7/1/34	1,000,000	1,165,806
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	2,163,925
5% 7/1/36	1,530,000	1,778,411
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,232,137
Series 2016 B:
5% 8/15/30	3,000,000	3,604,698
5% 8/15/33	4,585,000	5,493,541
5% 8/15/34	2,415,000	2,889,859
Series 2016 C:
3.75% 2/15/34	725,000	808,962
4% 2/15/36	3,085,000	3,479,832
4% 2/15/41	9,155,000	10,249,261
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	487,137
5% 2/15/22	3,600,000	3,649,715
5% 2/15/24	325,000	359,437
5% 2/15/30	13,250,000	15,941,923
5% 2/15/31	2,080,000	2,497,390
5% 2/15/41	3,475,000	4,125,717
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	23,197
5% 12/1/29	1,030,000	1,220,133
5% 12/1/46	2,660,000	3,086,762
Series 2017 A, 5% 8/1/47	430,000	492,210
Series 2017:
5% 1/1/28	3,075,000	3,729,591
5% 7/1/28	2,745,000	3,329,804
5% 7/1/33	3,365,000	4,038,018
5% 7/1/34	2,765,000	3,314,127
5% 7/1/35	2,290,000	2,739,040
Series 2018 A:
4.25% 1/1/44	1,895,000	2,146,621
5% 1/1/44	11,470,000	13,578,030
Series 2019:
4% 9/1/37	400,000	450,908
4% 9/1/39	1,000,000	1,121,160
5% 9/1/30	190,000	236,572
5% 9/1/38	900,000	1,091,145
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,945,000	2,510,479
Series 2012 A:
4% 1/1/23	1,220,000	1,227,330
5% 1/1/33	1,700,000	1,711,764
Series 2012:
5% 3/1/23	1,500,000	1,522,987
5% 8/1/23	1,675,000	1,805,557
5% 3/1/36	1,000,000	1,013,420
Series 2013 A, 5% 4/1/35	900,000	951,326
Series 2013:
5% 7/1/22	320,000	329,958
5.5% 7/1/38	2,000,000	2,150,880
Series 2014:
5% 2/1/23	1,880,000	1,987,334
5% 4/1/24	3,945,000	4,355,076
5% 2/1/25	2,245,000	2,457,725
5% 2/1/27	1,225,000	1,339,921
5% 4/1/28	580,000	637,239
5% 5/1/28	3,325,000	3,662,628
5% 5/1/32	1,400,000	1,538,137
5% 5/1/33	1,600,000	1,757,037
5.25% 2/1/29	3,000,000	3,298,112
5.25% 2/1/30	2,700,000	2,964,480
5.25% 2/1/31	1,305,000	1,432,217
Series 2016:
5% 2/1/23	880,000	930,128
5% 6/1/25	4,465,000	5,105,940
5% 2/1/26	1,000,000	1,161,359
5% 6/1/26	610,000	713,385
5% 2/1/27	3,745,000	4,437,916
5% 2/1/28	3,495,000	4,116,205
5% 2/1/29	3,285,000	3,845,949
Series 2017 A:
5% 12/1/23	1,100,000	1,200,402
5% 12/1/26	3,350,000	3,957,638
Series 2017 D, 5% 11/1/25	16,310,000	18,835,514
Series 2018 A:
5% 10/1/26	1,500,000	1,765,695
5% 10/1/28	3,500,000	4,256,427
Series 2019 B:
5% 9/1/22	3,050,000	3,168,148
5% 9/1/23	3,105,000	3,357,548
5% 9/1/24	3,105,000	3,476,664
Series 2021 A:
5% 3/1/32	105,000	130,840
5% 3/1/35	750,000	925,641
5% 3/1/36	600,000	738,111
5% 3/1/37	750,000	919,800
5% 3/1/46	3,000,000	3,593,945
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	7,715,000	8,308,915
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,887,239	5,139,710
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,138,548
5% 2/1/29	10,000,000	11,566,519
5% 2/1/31	1,890,000	2,185,313
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	4,445,000	5,114,465
Series 2016 A:
5% 12/1/31	945,000	1,103,198
5% 12/1/32	6,700,000	7,812,648
Series 2019 A, 5% 1/1/44	1,125,000	1,379,563
Series A:
5% 1/1/37	1,250,000	1,591,353
5% 1/1/41	2,010,000	2,535,511
5% 1/1/45	21,880,000	27,337,084
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	5,014,624
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,711,225
5% 1/1/28	2,780,000	3,169,585
Series 2017, 5% 1/1/29	1,030,000	1,260,727
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,686,136
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,570,203
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	4,260,000	4,175,236
0% 1/15/25	4,440,000	4,283,426
0% 1/15/26	3,335,000	3,154,238
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	18,183,414
0% 6/15/45 (FSA Insured)	12,145,000	6,302,633
0% 6/15/47 (FSA Insured)	10,605,000	5,152,183
Series 2012 B, 0% 12/15/51	5,900,000	2,327,744
Series 2017 B:
5% 12/15/28	2,000,000	2,416,940
5% 12/15/32	900,000	1,069,141
Series 2020 A, 5% 6/15/50	23,245,000	27,434,653
Series 2022 A, 4% 12/15/42 (d)	5,725,000	6,439,054
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,339,592
5% 6/1/24	1,635,000	1,820,255
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,935,000	2,111,111
6.25% 10/1/38	1,900,000	2,085,208
Series 2018 A, 5% 4/1/29	3,940,000	4,886,084
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	3,015,074
TOTAL ILLINOIS		730,455,010
Indiana - 1.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,140,000	1,215,682
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,135,611
5% 11/1/28	450,000	569,605
5% 11/1/29	1,400,000	1,805,600
5% 11/1/30	315,000	413,416
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,945,227
Series 2015 A, 5.25% 2/1/32	2,940,000	3,411,343
Series 2015, 5% 3/1/36	4,500,000	5,127,138
Series 2016:
5% 9/1/27	1,850,000	2,191,382
5% 9/1/31	1,835,000	2,153,530
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/37	1,700,000	1,769,980
Series 2014 A:
5% 10/1/25	1,200,000	1,358,283
5% 10/1/26	1,750,000	1,975,579
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	1,971,910
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,584,728
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	1,760,000	1,809,568
Series 2021 B, 3% 7/1/50	1,245,000	1,340,528
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	4,000,000	4,903,909
5% 1/1/34	2,000,000	2,440,929
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	3,993,785
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,753,277
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	4,300,000	4,547,627
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,113,901
4% 4/1/46	2,240,000	2,460,646
5% 4/1/40	2,240,000	2,686,616
Series 2020:
4% 4/1/37	1,660,000	1,856,733
5% 4/1/29	1,030,000	1,270,595
TOTAL INDIANA		62,807,128
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,999,060
Series A:
5% 5/15/43	820,000	932,179
5% 5/15/48	945,000	1,068,515
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,800,000	3,110,421
Series 2021 B1, 4% 6/1/49	3,605,000	3,988,608
TOTAL IOWA		12,098,783
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	4,200,000	4,813,251
5% 9/1/45	5,125,000	5,840,216
TOTAL KANSAS		10,653,467
Kentucky - 3.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,356,476
Series 2019:
5% 2/1/28	50,000	61,083
5% 2/1/32	65,000	79,978
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,983,771
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	879,741
5% 1/1/27	1,500,000	1,757,918
5% 1/1/33	1,300,000	1,510,311
Series 2019, 5% 1/1/44	2,245,000	2,727,002
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,246,238
5% 8/1/44	1,000,000	1,200,563
Series 2019 A2, 5% 8/1/49	2,500,000	2,984,124
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	50,000	57,159
5% 6/1/26	55,000	62,738
5% 6/1/27	55,000	62,427
5% 6/1/28	60,000	67,803
5% 6/1/29	65,000	73,166
5% 6/1/30	65,000	72,907
Series 2017 B:
5% 8/15/32	2,680,000	3,214,477
5% 8/15/33	1,325,000	1,586,944
5% 8/15/35	1,500,000	1,791,079
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,757,020
5% 5/1/29	1,865,000	2,297,408
5% 5/1/30	1,250,000	1,534,670
5% 5/1/31	535,000	657,407
5% 5/1/32	280,000	343,193
5% 5/1/33	630,000	773,896
5% 5/1/34	720,000	884,302
5% 5/1/35	425,000	518,471
5% 5/1/36	360,000	438,620
Series 2016 B, 5% 11/1/26	11,900,000	14,397,534
Series A:
4% 11/1/38	635,000	738,745
5% 11/1/27	5,245,000	6,447,435
5% 11/1/28	6,415,000	8,016,951
5% 11/1/29	3,840,000	4,795,724
5% 11/1/30	2,150,000	2,672,643
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	31,480,000	35,632,974
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	4,200,000	4,570,920
Series 2020 C, 5%, tender 10/1/26 (b)	1,440,000	1,729,430
Series 2020 D, 5%, tender 10/1/29 (b)	1,730,000	2,203,547
Series 2013 A:
5.5% 10/1/33	1,275,000	1,392,458
5.75% 10/1/38	3,105,000	3,402,655
Series 2016 A:
5% 10/1/31	6,400,000	7,592,187
5% 10/1/32	7,745,000	9,179,575
5% 10/1/33	4,400,000	5,210,364
Series 2020 A:
4% 10/1/40	1,155,000	1,316,323
5% 10/1/37	2,875,000	3,572,313
TOTAL KENTUCKY		145,852,670
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	2,001,894
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	522,381
5% 12/15/27	2,000,000	2,399,333
5% 12/15/29	1,200,000	1,430,802
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	2,500,000	2,666,946
TOTAL LOUISIANA		9,021,356
Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,078,117
Series 2016 A:
4% 7/1/41	1,185,000	1,292,748
4% 7/1/46	1,765,000	1,913,715
5% 7/1/41	480,000	549,553
5% 7/1/46	330,000	375,542
Series 2018 A:
5% 7/1/30	1,185,000	1,452,473
5% 7/1/31	1,100,000	1,343,006
5% 7/1/34	2,000,000	2,426,799
5% 7/1/35	2,745,000	3,325,926
5% 7/1/36	3,250,000	3,926,565
5% 7/1/37	3,000,000	3,616,991
5% 7/1/38	2,275,000	2,738,255
5% 7/1/43	4,500,000	5,408,807
Series 2018, 5% 7/1/48	4,235,000	5,059,598
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,951,387
Series 2018:
5% 7/1/33	700,000	859,067
5% 7/1/34	1,000,000	1,224,728
5% 7/1/35	1,100,000	1,345,234
5% 7/1/36	2,000,000	2,440,309
TOTAL MAINE		42,328,820
Maryland - 1.4%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,302,364
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,620,000	2,865,339
Series 2019 C, 3.5% 3/1/50	2,360,000	2,550,351
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2022 A:
5% 12/1/24 (d)	915,000	1,025,908
5% 12/1/27 (d)	1,625,000	1,979,286
Series 2022 B:
5% 12/1/23 (d)	1,055,000	1,102,418
5% 12/1/26 (d)	1,745,000	2,009,590
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/28	10,480,000	13,253,911
Series 2022 2D:
3% 8/1/27 (d)	5,510,000	6,028,306
4% 8/1/29 (d)	3,000,000	3,555,710
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,985,319
Series 2015, 5% 7/1/40	2,000,000	2,241,250
Series 2016 A:
4% 7/1/42	780,000	845,633
5% 7/1/35	2,055,000	2,389,382
5% 7/1/38	1,125,000	1,300,655
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	4,095,000	4,741,139
4% 7/1/50	11,620,000	13,368,948
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/41	2,750,000	3,547,016
TOTAL MARYLAND		67,092,525
Massachusetts - 2.8%
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,475,000	6,851,335
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,182,882
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	11,086,831
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,361,663
5% 10/1/33	1,355,000	1,574,576
Series 2015 D, 5% 7/1/44	2,575,000	2,901,688
Series 2016 A, 5% 1/1/47	7,000,000	7,967,096
Series 2019, 5% 9/1/59	13,125,000	15,910,586
Series 2020 A:
4% 7/1/45	10,370,000	11,594,805
5% 10/15/26	5,360,000	6,500,088
Series A, 4% 6/1/49	6,745,000	7,508,320
Series BB1, 5% 10/1/46	4,230,000	5,027,286
Series J2, 5% 7/1/53	2,500,000	2,986,017
Series M:
4% 10/1/50	10,565,000	11,822,932
5% 10/1/45	7,960,000	9,692,723
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,280,000	1,552,614
Series 2019 C, 5% 5/1/49	3,725,000	4,619,229
Series E:
5% 11/1/45	3,850,000	4,877,715
5% 11/1/50	13,120,000	16,541,689
TOTAL MASSACHUSETTS		131,560,075
Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,145,328
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,950,000	2,352,305
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,809,217
5% 7/1/48	6,500,000	7,792,642
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,556,873
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,628,072
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,445,000	1,714,467
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	11,922
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	2,000,000	2,344,466
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,236,521
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,255,738
Series 2012:
5% 11/15/36	1,300,000	1,357,821
5% 11/15/42	2,950,000	3,076,501
Series 2013, 5% 8/15/29	3,865,000	4,184,758
Series 2015 MI, 5% 12/1/25	3,000,000	3,468,605
Series 2016:
5% 11/15/32	4,815,000	5,739,401
5% 11/15/41	1,085,000	1,279,873
Series 2019 A, 5% 11/15/48	1,645,000	2,007,151
Series 2020 A, 4% 6/1/49	2,190,000	2,425,317
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	1,720,000	1,769,114
Series 2008 C:
5% 12/1/32	305,000	373,987
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	49,542
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,180,808
5% 11/1/36	1,250,000	1,469,364
5% 11/1/37	1,000,000	1,173,084
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,847,276
5% 5/1/29	4,230,000	4,949,958
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,520,262
5% 12/1/31	2,300,000	2,689,694
5% 12/1/40 (FSA Insured)	3,000,000	3,479,432
Series 2015 G:
5% 12/1/31	1,500,000	1,754,148
5% 12/1/32	1,500,000	1,754,148
5% 12/1/33	2,000,000	2,336,229
Series 2015, 5% 12/1/29	1,600,000	1,871,092
Series 2017 A:
5% 12/1/28	600,000	736,058
5% 12/1/29	550,000	670,421
5% 12/1/30	700,000	851,298
5% 12/1/33	350,000	426,466
5% 12/1/37	500,000	607,168
5% 12/1/37	270,000	326,992
Series 2017 C, 5% 12/1/28	1,100,000	1,353,073
TOTAL MICHIGAN		85,576,592
Minnesota - 1.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,320,604
5% 2/15/58	11,845,000	13,894,292
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,473,507
Series 2017:
4% 5/1/22	500,000	508,780
5% 5/1/23	500,000	533,380
5% 5/1/24	1,200,000	1,329,966
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/24	1,780,000	2,024,104
5% 11/15/25	1,365,000	1,601,863
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/29	6,140,000	7,934,048
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,228,202
5% 10/1/32	715,000	866,005
5% 10/1/33	875,000	1,058,083
5% 10/1/45	1,035,000	1,221,617
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,345,000	1,579,844
Series D:
4% 8/1/38	2,400,000	2,842,771
4% 8/1/40	2,600,000	3,064,021
4% 8/1/41	1,705,000	2,004,208
4% 8/1/43	1,930,000	2,254,654
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,903,443
5% 5/1/48	4,325,000	5,241,796
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,335,000	3,568,194
TOTAL MINNESOTA		66,453,382
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	3,215,000	3,469,920
5% 6/1/28	745,000	923,996
TOTAL MISSISSIPPI		4,393,916
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	35,664
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,730,076
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/22	500,000	501,769
5% 9/1/23	400,000	401,395
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	240,000	283,741
5% 1/1/28	500,000	621,112
5% 1/1/33	475,000	581,253
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,260,000	1,522,873
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	400,000	430,465
3.25% 2/1/28	400,000	430,493
4% 2/1/40	400,000	436,961
5% 2/1/34	3,115,000	3,521,442
5% 2/1/36	1,200,000	1,350,956
5% 2/1/45	1,900,000	2,119,154
Series 2019 A:
4% 10/1/48	2,150,000	2,423,181
5% 10/1/46	4,225,000	5,135,225
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	630,000	692,531
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,710,069
5% 7/1/49	1,150,000	1,396,659
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,620,322
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,660,000	2,963,081
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	4,019,091
5% 10/1/47	2,125,000	2,477,867
TOTAL MISSOURI		38,405,380
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	345,000	383,305

Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	14,295,000	16,006,788
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	883,233
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,407,071
5% 9/1/32	3,735,000	4,486,878
5% 9/1/33	2,240,000	2,688,632
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,525,000	1,660,763
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,945,690
5% 1/1/34	1,000,000	1,164,955
Series 2016 B, 5% 1/1/32	5,000,000	5,825,421
TOTAL NEBRASKA		37,069,431
Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,201,759
5% 9/1/42	6,665,000	7,882,360
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,085,755
5% 7/1/25	2,170,000	2,519,028
5% 7/1/26	1,345,000	1,609,089
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/42	3,260,000	3,346,380
Series 2016 A:
5% 6/1/35	4,150,000	4,899,370
5% 6/1/36	6,000,000	7,071,617
Series 2016 B:
5% 6/1/34	7,495,000	8,848,380
5% 6/1/36	2,700,000	3,180,901
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	995,000	1,090,109
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	3,000,000	3,405,207
TOTAL NEVADA		50,139,955
New Hampshire - 1.0%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,080,439	6,001,230
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,369,045
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,586,141
5% 8/1/32	250,000	304,688
5% 8/1/34	3,000,000	3,655,259
5% 8/1/36	2,000,000	2,431,343
5% 8/1/37	2,400,000	2,913,467
Series 2018, 5% 8/1/35	2,750,000	3,346,357
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,526,974
Series 2017:
5% 7/1/36	1,200,000	1,394,348
5% 7/1/44	1,895,000	2,173,582
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,022,486
4% 7/1/32	900,000	912,721
Series 2016:
4% 10/1/38	1,165,000	1,279,873
5% 10/1/28	3,000,000	3,556,448
5% 10/1/32	5,160,000	6,032,671
5% 10/1/38	3,765,000	4,369,684
TOTAL NEW HAMPSHIRE		45,876,317
New Jersey - 5.6%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	855,000	865,230
Series A, 5% 11/1/36	5,185,000	6,382,249
Series QQQ:
4% 6/15/34	800,000	932,530
4% 6/15/36	1,100,000	1,275,106
4% 6/15/39	1,000,000	1,148,352
4% 6/15/41	1,000,000	1,141,900
4% 6/15/46	1,500,000	1,690,618
4% 6/15/50	2,000,000	2,242,122
5% 6/15/31	1,100,000	1,409,436
5% 6/15/33	200,000	254,843
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	750,000	763,704
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,164,309
Series 2017 B, 5% 11/1/24	10,000,000	11,317,808
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (FSA Insured)	40,000	48,687
5% 6/1/28 (FSA Insured)	60,000	72,549
5% 6/1/29 (FSA Insured)	45,000	54,093
Series 2013:
5% 3/1/23	7,040,000	7,467,740
5% 3/1/24	6,200,000	6,571,398
5% 3/1/25	700,000	741,691
Series 2014 PP, 5% 6/15/26	6,000,000	6,678,283
Series 2015 XX:
5% 6/15/22	1,525,000	1,569,257
5% 6/15/23	1,000,000	1,073,547
5% 6/15/26	15,000,000	17,239,461
Series 2016 AAA:
5% 6/15/41	2,510,000	2,924,493
5.5% 6/15/30	4,995,000	6,086,074
Series 2016 BBB, 5% 6/15/22	3,120,000	3,210,545
Series LLL, 4% 6/15/49	2,810,000	3,130,965
Series MMM, 4% 6/15/36	800,000	915,811
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,087,702
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	2,830,000	3,400,707
4% 6/1/31	1,065,000	1,293,412
4% 6/1/32	715,000	878,132
5% 6/1/29	3,180,000	4,002,970
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	155,000	159,544
5% 7/1/23	550,000	589,238
5% 7/1/24	460,000	511,871
5% 7/1/25	1,055,000	1,212,244
5% 7/1/25	495,000	568,778
5% 7/1/26	155,000	183,165
5% 7/1/27	235,000	276,865
5% 7/1/28	35,000	41,150
5% 7/1/28	685,000	805,361
5% 7/1/30	1,000,000	1,191,784
Series 2016:
4% 7/1/48	1,800,000	1,962,238
5% 7/1/41	2,190,000	2,515,812
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,440,578
5% 12/1/23	1,005,000	1,099,966
5% 12/1/24	580,000	657,508
5% 12/1/25	1,065,000	1,240,775
New Jersey Tpk. Auth. Tpk. Rev. Series 2021 A:
4% 1/1/42	4,290,000	4,983,149
4% 1/1/51	5,000,000	5,742,302
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	19,519,202
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	421,968
Series 2010 A, 0% 12/15/27	7,395,000	6,695,560
Series 2014 AA, 5% 6/15/24	15,000,000	16,742,030
Series 2014 BB2, 5% 6/15/34	5,690,000	7,291,017
Series 2016 A:
5% 6/15/27	945,000	1,117,723
5% 6/15/28	3,225,000	3,793,533
5% 6/15/29	3,550,000	4,165,580
Series 2016 A-2, 5% 6/15/23	2,495,000	2,679,766
Series 2018 A:
5% 12/15/32	3,205,000	3,928,011
5% 12/15/34	1,000,000	1,220,286
Series 2021 A:
4% 6/15/38 (d)	540,000	618,120
5% 6/15/32	3,560,000	4,594,336
5% 6/15/33	1,000,000	1,285,993
Series 2022 A:
4% 6/15/41 (d)	4,900,000	5,561,120
4% 6/15/42 (d)	3,290,000	3,721,836
Series 2022 AA:
5% 6/15/29 (d)	8,000,000	9,797,110
5% 6/15/35 (d)	625,000	789,377
5% 6/15/36 (d)	7,325,000	9,195,094
Series A:
4% 12/15/39	1,000,000	1,133,487
4.25% 12/15/38	2,485,000	2,837,601
Series AA:
4% 6/15/38	2,815,000	3,243,350
4% 6/15/45	6,000,000	6,771,584
5% 6/15/25	2,380,000	2,743,981
5% 6/15/29	1,340,000	1,378,918
5% 6/15/37	3,000,000	3,767,460
5% 6/15/50	3,345,000	4,089,784
TOTAL NEW JERSEY		261,321,879
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,395,000	1,519,926
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	115,074
5% 5/15/34	230,000	259,717
5% 5/15/39	170,000	190,789
5% 5/15/44	180,000	200,777
5% 5/15/49	355,000	394,847
Series 2019 B1, 2.625% 5/15/25	190,000	190,166
TOTAL NEW MEXICO		2,871,296
New York - 7.6%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,869,454
Series 2016 A:
5% 7/1/23	30,000	32,296
5% 7/1/25	70,000	80,845
5% 7/1/32	2,500,000	2,959,808
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,680,000	1,681,814
Series 2017 A:
5% 2/15/33	3,595,000	4,293,706
5% 2/15/39	10,000,000	11,827,777
5% 2/15/42	9,860,000	11,598,368
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	608,287
5% 9/1/35	2,000,000	2,440,849
5% 9/1/36	1,135,000	1,378,295
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,224,863
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,827,095
Series 2016 C and D, 5% 8/1/28	1,500,000	1,764,877
Series 2016 E, 5% 8/1/28	2,550,000	3,043,520
Series 2021 A1:
5% 8/1/28	5,880,000	7,401,315
5% 8/1/29	6,405,000	8,221,588
Series 2022 A1, 5% 8/1/47	53,135,000	67,145,063
Series C, 5% 8/1/26	1,715,000	2,057,546
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,496,985
Series 2020 GG1, 5% 6/15/50	2,730,000	3,404,477
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,067,240
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,829,131
Series 2016 A, 5% 5/1/40	1,950,000	2,272,568
Series 2017 B, 5% 8/1/40	2,000,000	2,345,284
Series 2019 B1, 5% 8/1/34	2,000,000	2,489,229
Series E, 5% 2/1/43	4,155,000	4,936,201
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,355,215
5% 11/15/29	5,000,000	5,796,052
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,051,292
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,266,832
5% 3/15/32	1,945,000	2,325,099
5% 3/15/34	3,200,000	3,811,878
Series 2018 C, 5% 3/15/38	8,285,000	10,170,518
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	9,944,568
Series 2014 B, 5.25% 11/15/44	2,215,000	2,430,838
Series 2014 C, 5% 11/15/21	2,500,000	2,504,266
Series 2016 B, 5% 11/15/21	1,950,000	1,953,327
Series 2017 C-2:
0% 11/15/29	2,275,000	1,944,140
0% 11/15/33	5,600,000	4,245,002
Series 2020 D:
4% 11/15/46	33,385,000	37,107,281
4% 11/15/47	2,335,000	2,588,790
New York State Urban Dev. Corp.:
Series 2020 C, 5% 3/15/47	4,600,000	5,704,654
Series 2020 E:
4% 3/15/44	24,275,000	27,832,336
4% 3/15/45	19,700,000	22,531,847
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,440,047
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,763,932
Series 2017 C, 5% 3/15/31	2,375,000	2,904,934
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured)	1,000,000	1,157,491
5% 12/1/25 (FSA Insured)	630,000	687,037
5% 12/1/30 (FSA Insured)	1,500,000	1,895,205
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	600,000	613,232
5.375% 11/1/54 (e)	1,020,000	1,042,252
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	4,300,000	5,405,595
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/22	1,970,000	2,067,518
TOTAL NEW YORK		354,839,659
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,365,000	3,931,350

North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	2,958,593
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,426,548
5% 7/1/42	2,875,000	3,491,433
Series 2017 C:
4% 7/1/36	1,500,000	1,710,395
4% 7/1/37	1,500,000	1,710,757
5% 7/1/29	2,575,000	3,140,599
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,204,885
Series 2012, 5% 11/1/41	1,730,000	1,749,859
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	220,000	270,251
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100)	3,500,000	4,301,255
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	1,820,000	2,236,653
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,390,000	1,723,083
5% 12/1/30	1,440,000	1,774,925
5% 12/1/32	1,095,000	1,342,526
5% 12/1/33	800,000	979,195
Series 2021 A:
4% 3/1/36	900,000	988,197
4% 3/1/51	1,895,000	2,027,445
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,065,618
Series 2015 C, 5% 1/1/29	8,000,000	9,269,692
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	3,594,814
5% 1/1/43	4,500,000	5,450,570
5% 1/1/44	5,610,000	6,776,539
5% 1/1/49	2,000,000	2,401,339
TOTAL NORTH CAROLINA		65,595,171
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,933,593
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	1,600,000	1,637,164
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,831,046
5% 2/15/39	1,000,000	1,222,136
5% 2/15/44	3,150,000	3,813,163
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,639,986
Series 2016, 5% 2/15/46	1,280,000	1,479,566
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,475,344
Series 2012 B, 5% 2/15/42	705,000	714,426
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/27	2,250,000	2,713,067
5% 6/1/29	4,100,000	5,134,803
5% 6/1/34	1,210,000	1,507,484
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	569,222
5% 1/1/27 (FSA Insured)	2,175,000	2,473,910
5% 1/1/31 (FSA Insured)	1,000,000	1,136,416
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,459,570
5% 10/1/37	1,250,000	1,531,135
5% 10/1/38	1,500,000	1,834,352
Columbus City School District Series 2016 A, 5% 12/1/32	1,000,000	1,183,531
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	70,000	73,625
5% 6/15/26	75,000	78,644
5% 6/15/27	80,000	83,625
5% 6/15/28	85,000	88,601
5.25% 6/15/43	5,000,000	5,144,115
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,953,045
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,062,556
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	1,170,000	1,360,878
5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	65,000	75,604
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	11,070,000	12,595,103
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	170,000	178,544
5% 2/15/44	1,900,000	1,971,894
5% 2/15/48	4,400,000	4,561,084
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,053,389
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	1,978,197
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,081,712
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	920,044
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	475,000	526,689
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	3,402,674
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,476,413
Series 2019, 5% 2/15/29	3,080,000	3,576,638
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	4,350,951
5% 1/1/30	1,800,000	2,311,450
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	280,000	294,112
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	140,000	146,900
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	355,000	372,892
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	175,000	183,625
TOTAL OHIO		112,192,918
Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,734,150
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,248,928
5% 10/1/32	1,100,000	1,276,095
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	30,000	36,162
5% 8/15/28	30,000	36,910
5% 8/15/29	10,000	12,275
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,685,000	1,970,558
TOTAL OKLAHOMA		12,315,078
Oregon - 0.9%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	18,000,000	18,603,414
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	5,590,000	6,112,806
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,430,058
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,313,942
5% 6/15/35	3,135,000	3,802,490
5% 6/15/36	3,000,000	3,635,100
5% 6/15/37	4,000,000	4,833,248
5% 6/15/38	3,000,000	3,619,649
TOTAL OREGON		43,350,707
Pennsylvania - 5.2%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,665,000	7,000,267
5% 1/1/56	12,495,000	15,440,130
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,912,650
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,475,000	1,393,141
4% 12/1/41	2,260,000	2,091,814
4.25% 12/1/50	2,515,000	2,314,059
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,470,000	1,820,761
5% 7/1/39	2,930,000	3,611,847
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,187,984
5% 7/15/38	1,000,000	1,225,302
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/24	1,000,000	1,134,538
Coatesville Area School District Series 2017:
5% 8/1/22 (Escrowed to Maturity)	25,000	25,895
5% 8/1/22 (FSA Insured)	235,000	243,071
5% 8/1/23 (FSA Insured)	450,000	485,539
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,577,381
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,366,955
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	926,450
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51 (d)	3,295,000	3,992,779
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,321,412
4% 7/1/38	2,180,000	2,525,401
4% 7/1/39	2,500,000	2,890,054
5% 7/1/44	2,500,000	3,085,821
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,450,000	2,478,101
Series B, 1.8%, tender 8/15/22 (b)	3,255,000	3,290,385
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,002,426
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,355,000	2,525,726
Series 2016 A:
5% 10/1/28	40,000	46,277
5% 10/1/29	45,000	51,785
5% 10/1/30	4,350,000	4,984,122
5% 10/1/32	140,000	159,745
5% 10/1/36	4,655,000	5,283,453
5% 10/1/40	2,545,000	2,873,014
Series 2019, 4% 9/1/44	5,165,000	5,857,027
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	3,005,000	3,383,782
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	8,102,002
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	903,677
5% 7/1/36	1,000,000	1,200,994
5% 7/1/37	800,000	959,434
5% 7/1/38	750,000	897,542
5% 7/1/43	2,000,000	2,368,170
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,859,177
Series 2016:
5% 5/1/29	1,000,000	1,179,783
5% 5/1/31	1,000,000	1,178,157
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,865,000	5,837,231
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	765,000	927,359
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	4,100,000	4,725,825
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	18,000,000	20,163,402
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	608,865
5% 7/1/29	500,000	606,753
5% 7/1/30	550,000	667,267
5% 7/1/31	600,000	727,284
5% 7/1/32	550,000	666,285
5% 7/1/33	600,000	725,777
5% 7/1/42	2,390,000	2,871,860
5% 7/1/47	2,000,000	2,401,836
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	12,664,859
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (FSA Insured)	2,315,000	2,669,438
Series 2015:
5% 8/1/26	1,000,000	1,160,276
5% 8/1/27	1,000,000	1,159,470
5% 8/1/28	2,000,000	2,318,940
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,884,115
5% 8/1/25	4,665,000	5,422,110
Series 2019 B:
5% 2/1/33	1,600,000	2,010,305
5% 2/1/36	1,485,000	1,843,646
5% 2/1/37	1,915,000	2,373,434
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,128,048
Series 2018 A:
5% 9/1/34	1,450,000	1,783,971
5% 9/1/35	1,000,000	1,227,292
Series 2018 B, 5% 9/1/43	1,395,000	1,686,354
Series 2019 A:
4% 9/1/35	2,305,000	2,683,332
4% 9/1/36	2,000,000	2,320,930
5% 9/1/31	1,165,000	1,475,776
5% 9/1/33	2,060,000	2,606,625
5% 9/1/33	6,870,000	8,663,930
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,370,183
5% 12/15/37	500,000	607,169
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,689,971
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,987,847
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,698,322
4% 6/1/49	3,545,000	4,003,941
5% 6/1/44	2,595,000	3,184,503
5% 6/1/49	4,145,000	5,057,743
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	845,852
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,157,555
5% 8/1/38	3,205,000	3,707,079
5% 8/1/48	2,850,000	3,293,224
TOTAL PENNSYLVANIA		241,774,014
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,875,000	5,501,406
5% 9/1/36	185,000	207,671
Series 2016, 5% 5/15/39	3,285,000	3,701,140
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	1,155,000	1,262,867
Series 2021 74, 3% 4/1/49	5,390,000	5,804,701
TOTAL RHODE ISLAND		16,477,785
South Carolina - 2.9%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,969,718
5% 7/1/48	12,000,000	14,672,341
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,141,030
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,675,000	1,851,947
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	5,370,064
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,387,868
Series 2014 A:
5% 12/1/49	16,565,000	18,324,607
5.5% 12/1/54	14,400,000	16,104,707
Series 2015 A, 5% 12/1/50	2,045,000	2,324,918
Series 2015 E, 5.25% 12/1/55	3,265,000	3,799,676
Series 2016 B:
5% 12/1/35	3,630,000	4,318,984
5% 12/1/36	5,445,000	6,469,483
Series 2016 C:
5% 12/1/22	500,000	525,570
5% 12/1/23	840,000	920,664
5% 12/1/24	515,000	586,196
5% 12/1/25	600,000	705,097
5% 12/1/26	1,000,000	1,208,123
5% 12/1/27	1,600,000	1,921,907
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,558,784
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	11,171,831
4% 4/15/48	6,915,000	7,776,157
5% 4/15/48	9,380,000	11,177,216
TOTAL SOUTH CAROLINA		133,286,888
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,598,475
Series 2017:
5% 7/1/30	850,000	1,019,339
5% 7/1/35	725,000	860,770
TOTAL SOUTH DAKOTA		7,478,584
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	2,012,885
Series 2019 A2:
5% 8/1/37	860,000	1,056,762
5% 8/1/44	1,190,000	1,428,670
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	500,000	538,535
5% 7/1/24	1,000,000	1,076,026
5% 7/1/25	1,000,000	1,075,504
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,853,538
5.25% 10/1/58	7,775,000	9,318,806
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	721,594
5% 5/1/23	1,600,000	1,711,805
5% 5/1/25	1,300,000	1,489,308
5% 5/1/27	1,230,000	1,480,350
5% 5/1/29	1,240,000	1,471,008
5% 5/1/30	2,395,000	2,826,079
5% 5/1/31	1,260,000	1,485,713
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	6,645,000	6,958,375
TOTAL TENNESSEE		37,504,958
Texas - 6.1%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,805,991
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	2,000,000	2,322,476
5% 1/1/45 (Pre-Refunded to 7/1/25 @ 100)	1,000,000	1,161,238
Series 2016:
5% 1/1/40	3,000,000	3,619,566
5% 1/1/46	1,800,000	2,171,740
Series 2020 A, 5% 1/1/49	3,940,000	4,773,083
Series 2020 B, 5% 1/1/45	1,750,000	2,127,920
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	3,400,000	3,512,746
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,228,211
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 A, 5% 12/1/33	1,625,000	1,901,756
Series 2020 A, 5% 12/1/45	1,435,000	1,797,720
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,410,000	4,020,432
4% 11/1/35	3,030,000	3,561,921
Series 2021 B, 5% 11/1/43 (d)	5,860,000	7,346,916
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (b)	30,000	30,415
Series B6, 5%, tender 2/15/22 (b)	775,000	785,771
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,800,000	2,089,402
4% 3/1/51	2,250,000	2,589,512
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	5,000,000	6,175,047
5% 10/1/37	10,000,000	12,332,108
5% 10/1/43	5,500,000	6,735,812
Series 2020 C, 4% 10/1/49	2,900,000	3,305,947
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,464,577
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,900,000	2,360,902
5% 7/1/30	2,500,000	3,087,549
5% 7/1/31	2,250,000	2,772,733
5% 7/1/32	2,000,000	2,461,549
5% 7/1/39	7,080,000	8,650,639
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,302,405
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,653,342
Series 2016 B, 5% 11/15/33	1,400,000	1,689,391
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,220,505
5% 10/15/34	1,670,000	1,932,065
5% 10/15/35	1,215,000	1,403,352
5% 10/15/44	835,000	963,117
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,539,320
5% 5/15/35	2,125,000	2,602,331
Series 2015 B:
5% 5/15/30	4,500,000	5,176,680
5% 5/15/31	7,200,000	8,274,508
Series 2015 D:
5% 5/15/27	1,500,000	1,728,974
5% 5/15/29	2,150,000	2,473,303
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,830,216
5% 8/15/47	1,205,000	1,438,043
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,424,348
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,655,148
5% 1/1/34	1,000,000	1,194,695
5% 1/1/35	1,300,000	1,551,958
5% 1/1/36	1,200,000	1,432,024
5% 1/1/37	4,705,000	5,610,592
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	306,860
5% 1/1/31	370,000	426,987
5% 1/1/33	1,500,000	1,778,661
Series 2008 I, 6.2% 1/1/42 (Pre-Refunded to 1/1/25 @ 100)	1,700,000	2,007,812
Series 2014:
5% 1/1/23	375,000	395,898
5% 1/1/23	575,000	606,765
5% 1/1/24	820,000	902,917
5% 1/1/24	1,680,000	1,847,072
Series 2015 A, 5% 1/1/32	1,550,000	1,756,742
Series 2015 B, 5% 1/1/31	7,115,000	8,078,398
Series 2016 A:
5% 1/1/32	3,000,000	3,503,558
5% 1/1/39	1,000,000	1,165,175
Series 2017 A, 5% 1/1/43	4,100,000	4,970,534
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	13,508,121
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,846,664
Series 2017:
5% 2/1/32	1,250,000	1,521,543
5% 2/1/34	1,500,000	1,819,961
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,396,357
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/26	2,560,000	2,625,352
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,138,953
5% 10/1/45	4,000,000	4,686,330
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	909,174
5% 10/1/41	1,500,000	1,810,134
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,559,072
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	452,464
5% 2/15/41	8,335,000	9,817,105
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,560,003	3,768,516
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,495,000	3,893,535
Series A, 3.5% 3/1/51	3,040,000	3,345,322
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,660,708
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	2,035,000	2,380,878
4% 6/30/37	3,000,000	3,500,074
4% 12/31/37	4,000,000	4,663,122
4% 12/31/38	2,250,000	2,615,004
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,701,726
5% 3/15/31	2,000,000	2,403,530
Series 2019 A:
4% 3/15/34	2,250,000	2,622,573
4% 3/15/35	2,000,000	2,326,429
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,870,000	2,306,065
Series 2020:
5% 8/1/25	1,000,000	1,167,972
5% 8/1/26	2,400,000	2,890,580
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,672,941
5% 2/15/33	3,500,000	4,075,537
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,123,135
TOTAL TEXAS		287,246,252
Utah - 1.1%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,974,286
5% 7/1/35	1,500,000	1,801,645
5% 7/1/36	1,500,000	1,799,898
5% 7/1/37	1,000,000	1,197,163
5% 7/1/47	1,525,000	1,816,703
Series 2018 B:
5% 7/1/43	3,000,000	3,639,484
5% 7/1/48	3,000,000	3,617,506
Series 2021 B:
5% 7/1/46	5,535,000	6,935,569
5% 7/1/51	22,305,000	27,820,683
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	2,015,000	2,501,238
TOTAL UTAH		53,104,175
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,696,834
5% 10/15/46	2,800,000	3,126,393
(Middlebury College Proj.) Series 2020, 4% 11/1/50	4,500,000	5,158,044
TOTAL VERMONT		10,981,271
Virginia - 1.1%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,549,475
5% 8/1/35	1,305,000	1,703,449
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,960,000	2,183,551
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	391,854
Series 2016:
4% 6/15/37	345,000	379,138
5% 6/15/28	1,000,000	1,179,754
5% 6/15/33	225,000	261,180
5% 6/15/36	1,000,000	1,155,915
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	17,055,000	20,727,939
Series 2015 A, 5% 1/1/40	1,400,000	1,567,126
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	585,070
5% 5/15/33	2,000,000	2,459,416
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	5,000,000	6,003,860
5% 8/1/27	5,000,000	6,162,506
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,849,402
TOTAL VIRGINIA		49,159,635
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,098,845
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,430,465
5% 2/1/28	2,000,000	2,349,502
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,185,300
5% 1/1/38	1,000,000	1,183,699
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,593,256
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,707,693
5% 2/1/34	2,400,000	2,731,478
Series 2017 D, 5% 2/1/33	2,100,000	2,525,529
Series 2018 D, 5% 8/1/33	5,450,000	6,658,873
Series 2021 A, 5% 8/1/43	2,005,000	2,547,523
Series 2021 C, 5% 2/1/43	29,830,000	38,181,499
Series R-2017 A:
5% 8/1/27	945,000	1,135,220
5% 8/1/28	945,000	1,133,750
5% 8/1/30	945,000	1,131,793
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	498,035
5% 7/1/31	860,000	1,047,693
5% 7/1/34	2,645,000	3,203,709
5% 7/1/35	2,350,000	2,842,514
5% 7/1/36	2,250,000	2,715,766
5% 7/1/42	9,220,000	11,013,278
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	6,994,933
Series 2018 B:
5% 10/1/30	1,200,000	1,496,258
5% 10/1/31	1,500,000	1,863,965
5% 10/1/32	1,035,000	1,284,796
5% 10/1/33	2,500,000	3,102,062
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,659,370
5% 8/15/30	1,000,000	1,175,802
Series 2015, 5% 1/1/26	2,000,000	2,302,005
Series 2017 B, 4% 8/15/41	7,250,000	8,170,646
Series 2019 A1:
5% 8/1/34	1,895,000	2,352,836
5% 8/1/37	1,000,000	1,228,793
Series 2019 A2:
5% 8/1/35	2,855,000	3,534,630
5% 8/1/39	1,120,000	1,367,167
Series 2020, 5% 9/1/55	10,080,000	12,514,742
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,839,766
5% 10/1/35	1,000,000	1,148,343
5% 10/1/40	1,625,000	1,851,498
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100,000	105,106
5% 7/1/33 (e)	325,000	350,728
5% 7/1/38 (e)	100,000	107,375
5% 7/1/48 (e)	300,000	319,547
TOTAL WASHINGTON		145,685,788
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,249,085
West Virginia Parkways Auth. Series 2021, 5% 6/1/47	6,000,000	7,587,424
TOTAL WEST VIRGINIA		9,836,509
Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,500,000	1,696,348
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	530,000	575,320
5% 5/15/28 (e)	580,000	631,537
5.25% 5/15/37 (e)	190,000	206,921
5.25% 5/15/42 (e)	235,000	255,514
5.25% 5/15/47 (e)	235,000	255,514
5.25% 5/15/52 (e)	435,000	472,974
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	610,000	696,620
5.25% 10/1/48	610,000	693,173
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,496,296
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	515,000	564,086
5% 10/1/48 (e)	660,000	720,589
5% 10/1/53 (e)	1,710,000	1,863,656
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (e)	1,085,000	1,261,923
Series 2021 A, 4.5% 6/1/56 (e)	12,925,000	12,830,680
Series 2021 B, 6.5% 6/1/56 (e)	3,825,000	3,843,165
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	10,000,000	11,420,711
Series 2014:
4% 5/1/33	1,475,000	1,553,892
5% 5/1/23	1,410,000	1,501,940
5% 5/1/25	775,000	854,474
Series 2015, 5% 12/15/44	10,000,000	11,267,997
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,270,000	1,555,408
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,100,000	1,347,204
Series 2019 A:
2.25% 11/1/26	1,055,000	1,055,069
5% 11/1/39	4,210,000	4,706,887
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,190,199
Series 2019 B2, 2.55% 11/1/27	760,000	760,095
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,400,000	1,459,314
5% 6/1/27	1,000,000	1,026,854
5% 6/1/39	1,190,000	1,219,201
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,652,716
TOTAL WISCONSIN		76,636,277
TOTAL MUNICIPAL BONDS (Cost $4,281,707,889)		4,555,734,423

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 0.06% (g)(h) (Cost $131,988,431)	131,953,639	131,993,206

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,413,696,320)	4,687,727,629
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(15,670,111)
NET ASSETS - 100.0%	4,672,057,518

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,150,228 or 1.1% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.06%	144,334,000	510,580,000	522,935,000	59,934	9,431	4,775	131,993,206	11.6%
Total	144,334,000	510,580,000	522,935,000	59,934	9,431	4,775	131,993,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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